Condensed Consolidated Statements of Changes in Stockholders' Equity (unaudited) (Parenthetical) $ in Thousands	12 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Other comprehensive income loss foregin currency translation adjustment net of tax	$ 0	$ 0
Series A and Series B preferred stock conversion to class A common stock		0.1
Class B common stock conversion to class A common stock		1
Exchange ratio		0.8141070